Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11	SUBSEQUENT EVENTS

On February 3, 2023, Istanbul Otomobilciler Esnaf Odasi (ITEO), an Istanbul-based association of taxi owners, filed a lawsuit before the Commercial Court against the Group regarding (i) recently launched ride-hailing service and (ii) e-moped services, on the basis that both services constitute unfair competition. The plaintiff also sought injunctive relief from the court preventing third party access to these services through the website or mobile application.

There was a preliminary injunctive relief decision regarding the ride-hailing service as of March 6, 2023, which the Group successfully appealed at the Commercial Court.

The injunctive relief decision was removed as of June 20, 2023. The Group continued to operate ride-hailing services without interruption between March 6, 2023, and June 20, 2023.

On July 19, 2024, after hearing the full case, the court made its decision and partially accepted the plaintiff’s case. It accepted the plaintiff’s claim that ride-hailing services constitutes unfair competition, and rejected their claim that the Group’s e-moped services constitutes unfair competition. The court also wrote in its preliminary write-up that access to the Group’s ride-hailing services should be prevented without impeding access to any of the Group’s other transportation services. The Group received the long form write-up on September 23, 2024 and will once again appeal the decision at the Commercial Court.

The Turkish Commercial Code does not allow associations such as ITEO to request any peculiar/non-peculiar compensation from the Group. Hence, there is no material contingent liability of the Group vis a vis ITEO itself expected at the end of the Lawsuit. On the other hand, individual members of the association (i.e. taxi drivers) may file individual lawsuits against the Group, requesting compensation due to moral or pecuniary losses suffered as a result of unfair competition. For such a case to be considered, potential plaintiffs would need to provably demonstrate the actual monetary losses they suffered as a result of the Group’s ride-hailing services.

As of the date of this report, there is no injunctive relief in place for any of the Group’s services.

On September 19, 2024, the Company and Callaway entered into the Commitment Letter Amendment whereby (i) Callaway agreed to further exercise, or to cause its designees to further exercise, the Callaway Option in the aggregate amount of US$18,500,000 of principal Convertible Notes (the “Amended Commitment Amount”), with (A) US$7,500,000 of such principal amount to be exercised on or before March 22, 2025 and (B) an additional US$11,000,000 of such principal amount to be exercised on or before July 1, 2026; (ii) the Company agreed to (A) reserve for issuance to Callaway a number of Class A ordinary shares equal to twenty percent (20%) of the portion of the Amended Commitment Amount paid on the closing date of any subscription in satisfaction of the Amended Commitment Amount, with such Class A ordinary shares to be issued pursuant to terms set forth in the Commitment Letter Amendment and (B) issue to any subscriber of Convertible Notes in satisfaction of the Amended Commitment Amount or, following the full satisfaction of the Amended Commitment Amount, in satisfaction of the Remaining Option Amount (as defined below) a number of Class A ordinary shares equal to ten percent (10%) of the portion of the Amended Commitment Amount, or Remaining Option Amount, as applicable, paid on the closing date of such subscription; and (iii) the Company and Callaway agreed that the outside date of the Callaway Option shall be further extended to July 1, 2027.

Following the full satisfaction of the Amended Commitment Amount, the Company and Callaway both acknowledge and agree that the remaining amount of the Callaway Option is US$14,000,000 (the “Remaining Option Amount”).

On September 23, 2024, the Company and Callaway agreed upon a form of Amended and Restated Subscription Agreement to, among other things, reflect the agreements between the Company and Callaway set forth in the Commitment Letter Amendment with the intent that further subscriptions subject to the Callaway Option would be pursuant to such form.

On September 23, 2024, the Company, Callaway, as a commitment party, and MSTV and New Holland Tactical Alpha Fund LP, as subscribers (collectively, the “Subscribers”) entered into a subscription agreement on the form of the Amended and Restated Subscription Agreement pursuant to which the Subscribers subscribed for an aggregate principal amount of US$2,000,000 of Convertible Notes and an aggregate of 121,212 Ordinary Shares (the “Subscription”). The Subscription was deemed as a partial exercise of the Amended Commitment Amount.